General (Details) ₪ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands, Meter in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€) Meter shares	Jun. 30, 2025 EUR (€) Meter $ / shares shares	Jun. 30, 2025 ILS (₪) ₪ / shares	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Jun. 30, 2025 USD ($) Meter $ / shares shares	Jun. 30, 2025 ₪ / shares	Feb. 16, 2025 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
General [Line Items]
Percentage of solar projects	51.00%	51.00%									51.00%
Share issue related cost	€ 56,700		₪ 211.7
Repayment provision adjustments	the Series G Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series G Net Financial Debt (hereinafter - the “Series G CAP, Net” and the “Series G Ratio of Net Financial Debt to Series G CAP, Net,” respectively), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision		the Series G Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series G Net Financial Debt (hereinafter - the “Series G CAP, Net” and the “Series G Ratio of Net Financial Debt to Series G CAP, Net,” respectively), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision
Distributable profit percentage	60.00%		60.00%
Equity (in Euro)	€ 146,221	€ 146,221									$ 171,511			€ 129,285	$ 151,645	€ 127,477	€ 125,099
Percentage of equity on consolidated basis	58.00%	58.00%									58.00%
Investment amount (in Euro)	€ 52,000
Percentage of interest received	49.00%		49.00%
Received of remainder consideration (in Euro)	€ 21,000
Short-term other receivables (in Euro)	13,700
Short-term other receivable not yet record (in Euro)	17,000	€ 17,000
Recognized in equity (in Euro)	9,100	€ 9,100
Net of taxes (in Euro)	€ 900
Warrant exercise price | (per share)		€ 18.5	₪ 69.7
Share exercise price | (per share)											$ 21.2	₪ 80
Percentage of revenue	22.00%		22.00%
Series G Debentures Due December 31, 2032 [Member]
General [Line Items]
Aggregate principal amount (in New Shekels) | ₪													₪ 214,479,000
Proposed Debentures [Member]
General [Line Items]
Principal payment interest rate				6.34%
Clal Warrant [Member]
General [Line Items]
Shares issued (in Shares) | shares	416,000	416,000									416,000
Bottom of range [member]
General [Line Items]
Increase of annual interest rate	0.25%		0.25%
Amount at closing date (in Euro)	€ 474
Top of range [member]
General [Line Items]
Increase of annual interest rate	0.75%		0.75%
Amount at closing date (in Euro)	€ 1,030
Dorad Energy Ltd. (“Dorad”) [Member]
General [Line Items]
Owns percentage	9.375%	9.375%									9.375%
Five Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	100.00%		100.00%
Groen Gas Goor B.V. [Member]
General [Line Items]
Green gas production capacity normal meter (in Meter) | Meter	3.0	3.0									3.0
Groen Gas Gelderland B.V [Member]
General [Line Items]
Green gas production capacity normal meter (in Meter) | Meter	9.5	9.5									9.5
Ellomay Pumped Storage (2014) Ltd [Member]
General [Line Items]
Proportion of ownership interest	83.333%		83.333%
Clal Insurance Company Ltd. [Member]
General [Line Items]
Profit and loss in tax benefit (in Euro)	€ 900
Italy [Member]
General [Line Items]
Proportion of ownership interest	49.00%		49.00%
Series G Debentures [Member]
General [Line Items]
Principal payment interest rate	6.34%	6.34%									6.34%
Equity (in Euro)	€ 97,000	€ 97,000
Series G Debentures [Member] | Non-Equal Installment 2026 [Member]
General [Line Items]
Principal payment interest rate										10.00%
Series G Debentures [Member] | Non-Equal Installment 2027 [Member]
General [Line Items]
Principal payment interest rate									2.50%
Series G Debentures [Member] | Non-Equal Installment 2028 [Member]
General [Line Items]
Principal payment interest rate								2.50%
Series G Debentures [Member] | Non-Equal Installment 2029 [Member]
General [Line Items]
Principal payment interest rate							10.00%
Series G Debentures [Member] | Non-Equal Installment 2030 [Member]
General [Line Items]
Principal payment interest rate						25.00%
Series G Debentures [Member] | Non-Equal Installment 2031 [Member]
General [Line Items]
Principal payment interest rate					25.00%
Series G Debentures [Member] | Non-Equal Installment 2032 [Member]
General [Line Items]
Principal payment interest rate				25.00%
Five Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	100.00%		100.00%
Talasol Solar S.L.U [Member]
General [Line Items]
Proportion of ownership interest	51.00%		51.00%
Repayment provision adjustments	PPA executed in connection with the Talasol Solar Plant, and interest rates), on a consolidated basis, shall not be less than €80 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €84 for purposes of the update of the annual interest provision;		PPA executed in connection with the Talasol Solar Plant, and interest rates), on a consolidated basis, shall not be less than €80 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €84 for purposes of the update of the annual interest provision;
Three Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	51.00%		51.00%
Two Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	100.00%		100.00%
Groen Gas Goor B.V. [Member]
General [Line Items]
Proportion of ownership interest	100.00%		100.00%
Groen Gas Oude-Tonge B.V. [Member]
General [Line Items]
Green gas production capacity normal meter (in Meter) | Meter	3.8	3.8									3.8
Dallas Metropolitan [Member]
General [Line Items]
Proportion of ownership interest	100.00%		100.00%